Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund	September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 0.30%
Consumer Discretionary — 0.03%
Media Group Holdings Series H <<, =, †	72,709	$ 166,933
Media Group Holdings Series T <<, =, †	9,113	0
		166,933
Consumer Staples — 0.27%
COTA Series B =, †, π	146	1,336,357
		1,336,357
Total Common Stocks (cost $72,775,973)		1,503,290

Affiliated Mutual Funds — 99.27%<<
Fixed Income Funds — 36.17%
Delaware Diversified Income Fund Class R6	10,291,334	80,786,972
Delaware Emerging Markets Debt Corporate Fund Institutional Class	1,285,580	10,040,379
Delaware Ivy Global Bond Fund Class R6	8,756,239	81,958,391
Delaware Limited-Term Diversified Income Fund Class R6	1,236,368	9,804,400
		182,590,142
Global / International Equity Funds — 24.24%
Delaware Ivy International Core Equity Fund Class R6	5,063,313	112,304,285
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	469,129	10,034,670
		122,338,955
US Equity Funds — 38.86%
Delaware Ivy Core Equity Fund Class R6	2,466,013	57,630,732
Delaware Ivy Large Cap Growth Fund Class R6	1,446,236	57,618,022
Delaware Ivy Mid Cap Growth Fund Class R6	147,152	4,835,415
Delaware Opportunity Fund Class R6	130,658	5,081,286
Delaware Small Cap Core Fund Class R6	507,242	15,516,522
Delaware Value Fund Class R6	2,980,857	55,473,753
		196,155,730
Total Affiliated Mutual Funds (cost $412,204,825)		501,084,827

Short-Term Investments — 0.53%
Money Market Mutual Funds — 0.53%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	660,788	660,788
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	660,788	660,788
NQ- IWGAX [0924] 1124 (4017287)    1

Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	660,788	$ 660,788
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	660,788	660,788
Total Short-Term Investments (cost $2,643,152)		2,643,152
Total Value of Securities—100.10% (cost $487,623,950)		505,231,269

Liabilities Net of Receivables and Other Assets—(0.10%)		(489,799)
Net Assets Applicable to 60,306,454 Shares Outstanding—100.00%		$504,741,470
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $1,336,357, which represented 0.26% of the Fund’s net assets. See table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
COTA Series B	9/11/14	$3,237,686	$1,336,357
2    NQ- IWGAX [0924] 1124 (4017287)